Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended											0 Months Ended		1 Months Ended			3 Months Ended			0 Months Ended		6 Months Ended
	Mar. 12, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 06, 2013	Dec. 31, 2011	Sep. 24, 2011	Sep. 08, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Apr. 03, 2006	Mar. 12, 2013 OPKO Health, Inc.[Member]	Mar. 12, 2013 Maximum [Member] OPKO Health, Inc.[Member]	Aug. 13, 2013 Subsequent Events [Member]	Mar. 31, 2013 Subsequent Events [Member]	Mar. 12, 2013 Subsequent Events [Member]	Sep. 30, 2013 Subsequent Events [Member]	Jun. 30, 2013 Subsequent Events [Member]	Mar. 06, 2013 Subsequent Events [Member]	Mar. 12, 2013 Subsequent Events [Member] OPKO Health, Inc.[Member]	Mar. 12, 2013 Subsequent Events [Member] Maximum [Member] OPKO Health, Inc.[Member]	Jun. 30, 2013 Subsequent Events [Member] Employee Stock Purchase Plan [Member]	Jun. 07, 2013 Subsequent Events [Member] Employee Stock Purchase Plan [Member]	Jun. 30, 2013 Subsequent Events [Member] Employee Stock Purchase Plan [Member] Maximum [Member]
Subsequent Event [Line Items]
Percentage of common share offer price as to market price																								90.00%
Maximum number of shares available for issuance			26,712,069																					50,000		113,333
Shares authorized under ESPP			3,000,000																						50,000
Increase in percentage of shares available under ESPP as to outstanding stock																								1.00%
Addition to stockholders' equity																			$ 2,000,000
Total Stockholders equity		6,715,000	(5,840,000)		(587,000)			2,430,000	741,000	8,968,000	10,823,000	2,000	0							8,715,000
Number of exchangeable shares under exchange agreement																2,000
Common stock, issued			1,394,997											1,666,666								1,666,666
Development and commercialization charges															50,000,000								50,000,000
Common stock, shares issued		11,439,985	5,289,007	3,765,230	3,347,996																3,765,230
Common stock, par value		$ 0.0001	$ 0.0001	$ 4.35	$ 0.0001	$ 0.0001	$ 0.01														$ 4.35
Gross proceeds from issuance of common stock	16,400,000	15,651,000															16,400,000	16,400,000
Proceeds from issuance of common stock, net of commissions	$ 15,600,000																$ 16,000,000	$ 16,000,000